Trading Advisor - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2016
Trading Advisors [Abstract]
Management fee, monthly basis	0.167%	0.146%
Management fee, annual basis	2.00%	1.75%
Incentive fee, monthly trading profits basis		20.00%